SCHEDULE OF OTHER INFORMATION RELATED TO LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease
Financing cash flows from operating leases	$ 149,219	$ 93,652
Operating leases, weighted average remaining lease term	8 months 19 days	1 year 2 months 1 day
Operating leases, weighted average discount rate	4.75%	4.75%